SHARE-BASED COMPENSATION (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended						12 Months Ended
	Feb. 27, 2014	Sep. 12, 2013	Mar. 18, 2013	Feb. 17, 2012	Jun. 08, 2011	Dec. 31, 2010	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods
Risk-free interest rate of return (as a percent)	3.24%	3.22%	2.15%	2.99%	1.11%	4.67%
Contractual term	10 years	10 years	10 years	10 years	2 years 4 months 20 days	10 years
Volatility (as a percent)	38.09%	38.20%	40.00%	41.00%	42.00%	40.90%
Exercise price (in dollars per share)		$ 6.00		$ 5.13	$ 0.01	$ 5.13
Additional disclosure
Share-based compensation							$ 930	$ 2,273	$ 216
Unrecognized compensation expense							$ 7,383
Period over which total unrecognized compensation expense relating to unvested share options will be recognized							3 years
Weighted-average remaining contractual term of options outstanding							7 years 10 months 17 days
Minimum
Assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods
Exercise price (in dollars per share)	$ 5.13		$ 5.13
Maximum
Assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods
Exercise price (in dollars per share)	$ 6.00		$ 6.00